Regulatory Matters (Regulatory capital amounts and ratios) (Details) - Security Federal Bank [Member]	Dec. 31, 2019
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)
For Capital Adequacy, Ratio	0.040
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.050
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)
For Capital Adequacy, Ratio	0.060
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.080
Total Risk-Based Capital (To Risk Weighted Assets)
For Capital Adequacy, Ratio	0.080
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.100
For Capital Adequacy, Ratio	0.060
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.080
For Capital Adequacy, Ratio	0.080
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.100
For Capital Adequacy, Ratio	0.040
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.050